Submission	Oct. 30, 2026
Submission [Line Items]
Central Index Key	0000714562
Registrant Name	FIRST FINANCIAL CORP /IN/
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES